SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2012
SHARE INCENTIVE PLAN
Schedule of assumptions used to estimate fair value of share options granted to employees
2010

Risk-free interest rate	0.46% - 2.67%
Expected life	0.75 - 4 years
Expected volatility	0.66 - 1.52
Expected dividends	0%

Summary of share options under the Plan

			Weighted-
	Number	Weighted-	average	Weighted-
	of	average	remaining	average
	shares	exercise price	contractual life	fair value

Outstanding as of January 1, 2010	2,399,658	$5.10	8.00	$1.87
Granted
- April 2, 2010	172,000	4.68		2.58
- April 20, 2010	100,000	4.71		4.71
- September 26, 2010	107,000	4.32		3.78

Exercised	(202,800)	0.76		0.23
Forfeited	(804,034)	8.09		4.14

Outstanding as of December 31, 2010	1,771,824	$4.13	7.34	1.45
Exercised	(88,334)	1.05		0.18
Forfeited	(128,137)	6.06		3.92

Outstanding as of December 31, 2011	1,555,353	$4.55	6.30	1.33
Exercised	(39,100)	1.00		0.21
Forfeited	(27,557)	5.31		3.60

Outstanding as of December 31, 2012	1,488,696	$4.22	5.28	1.46

Exercisable as of December 31, 2012	1,415,873	$4.78	5.01

Vested or expected to vest as of December 31, 2012	1,415,873	$4.78	5.01

Summary of restricted stock under the plan

		Weighted
	Number of	average
	shares	fair value

Outstanding as of January 1, 2010	90,723	$8.80
Granted	470,000	4.30
Forfeited	(247,917)	5.78
Vested	(68,917)	6.14

Outstanding as of December 31, 2010	243,889	$3.95
Granted	84,000	1.83
Forfeited	(3,100)	4.33
Vested	(16,764)	5.04

Outstanding as of December 31, 2011	308,025	$3.31
Granted	154,926	0.38
Forfeited	(5,171)	4.27
Vested	(14,429)	5.02

Outstanding as of December 31, 2012	443,351	2.96